Shareholders' Equity - Schedule of Issued and Outstanding (Details) - shares	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Authorized	100,000,000	100,000,000
Issued and outstanding	63,762,001	57,778,628
Ordinary Shares [Member]
Class of Stock [Line Items]
Authorized	100,000,000	100,000,000
Issued and outstanding	63,762,001	57,778,628